CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS - Account Balances and Deferred Sales Inducement Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	$ 14,968	$ 15,056
Activity in the Company's deferred sales inducement asset
Deferred asset, beginning of period	41	43	$ 40
Amounts deferred	3	2	6
Amortization	(7)	(4)	(3)
Deferred asset, end of period	37	41	$ 43
Equity funds
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	9,732	10,425
Fixed income funds
Certain Nontraditional Long-duration Contracts
Account balances of variable annuities with guarantees invested in variable annuity separate accounts	$ 5,236	$ 4,631